Property and equipment, net (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 191,268	¥ 1,369,212	¥ 1,369,212
Less: accumulated depreciation	(152,068)	(1,088,591)	(923,842)
Total	39,200	280,621	445,370
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	2,856	20,448	20,448
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub total	20,578	147,312	147,312
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	167,834	1,201,452	1,201,452
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub total